Convertible Notes Payable - Amortized (TABLE)	6 Months Ended
Sep. 30, 2013
Convertible Notes Payable - Amortized (TABLE):
Convertible Notes Payable - Amortized (TABLE)

	September 30, 2013	March 31, 2013
On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and all of the accrued unpaid interest for the total amount of $220,438 convertible at $0.25 per share, with interest at 12% per annum due on September 30, 2013. The note is currently in default with no penalty.
	220,438	220,438

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000.	200,000	200,000

On February 26, 2013, the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, for an aggregate of $350,000 with interest at 12% per annum, due on September 30, 2013, convertible at $0.25 per share. In connection with the issuance of the convertible notes, the Company issued to both notes holders a warrant to purchase 1,000,000 shares and 400,000 shares, respectively, in the aggregate of 1,400,000 shares of the Company's common stock. The note is currently in default with no penalty.	350,000	350,000

On July 16, 2013, the Company issued a convertible note for $400,000, with consideration of $360,000 and a $40,000 original issue discount. The lender paid $100,000 On July 18, and $ 25,000 on September 26, 2013, respectively, with conversion price the lesser of $0.26 or 65% of the lowest trade price for 30 day period before conversion, The notes are due one (1) year from the date each payment with interest at 12% per annum.	125,000	-

On August 27, 2013, the Company issued a convertible notes in the amount of $153,000 convertible at 65% multiplied by the Market price with interest at 8% per annum due on May 26, 2014.	153,000	-

Sub-total: convertible notes payable	1,048,438	770,438

Discount representing (i) the relative fair value of the warrants issued (ii) the beneficial conversion features and (iii) the derivative liability on conversion feature	(645,829)	(444,788)

Accumulated amortization of discount on convertible notes payable	595,233	32,050

Remaining discount	(50,596)	(412,738)

	$997,842	$357,770